Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Other Disclosures [Abstract]
Summary of Share Activity

The following table summarizes the Company’s share activity:

Ordinary
shares
December 31, 2018	19,939,564

Issuance of bonus shares as part of license agreement (note 3.1)	26,060
Issuance of Matching Shares (Note 2.6)	19,175
December 31, 2019	19,984,799

Issuance of bonus shares as part of license agreement (note 3.1)	20,650
Issuance of Matching Shares (Note 2.6)	31,250
Issuance of shares due to exercise of restricted share-units	11,921
Issuance of shares related to directed issue and private placement, February 2020	7,032,937
Issuance of shares related to US listing, September 2020	7,616,146
December 31, 2020	34,697,703
Capital increase, issuance of Matching Shares, net of costs	170,131
Capital increase, Bonus Shares	22,553
Capital increase, issuance of sign-on bonus shares to former CEO	58,000
Capital increase, exercise of RSUs	3,854
December 31, 2021	34,952,241

Schedule of Net Loss Attributable to Shareholders and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations

The following reflects the net loss attributable to shareholders and share data used in the basic and diluted earnings/(loss) per share computations for the years ended December 31:

	2021	2020	2019
Net loss for the year (DKK 000)	(626,539)	(633,246)	(337,497)
Weighted-average shares outstanding	34,924,702	28,366,469	20,024,692
Loss per share	(17.94)	(22.32)	(16.85)

Summary of Impact of Currency Fluctuations on Groups Net Loss

The impact of currency fluctuations on the Group’s net loss is shown in the table below:

		Effect	Effect	Effect
	Currency	2021	2020	2019
Currency	fluctuation	TDKK	TDKK	TDKK
EUR	+/- 2%	284	538	503
USD	+/-10%	19,239	22,178	21
CHF	+/-10%	508	611	-
GBP	+/-10%	22	199	461

Summary of Executive Management Remuneration

The following table presents remuneration to the Executive Management for the years ended December 31, 2021, 2020 and 2019.

REMUNERATION TO INDIVIDUAL
MEMBERS OF EXECUTIVE MANAGEMENT (DKK 000)	2021	2020	2019
Anders Vadsholt (CFO and interim CEO)
Salary	2,376	2,324	1,803
Bonus	585	2,491	1,250
Share-based compensation	2,164	2,805	406
Other employee benefits	277	983	260
Total	5,402	8,603	3,719
Christophe Bourdon (CEO from April 1, 2021)
Salary	2,925	—	—
Bonus	1,330	—	—
Share-based compensation (1)	4,967	—	—
Other employee benefits	107	—	—
Total	9,329	—	—
Kim Stratton (CEO through December 31, 2020)
Salary	—	11,001	962
Bonus	—	3,500	1,025
Share-based compensation	—	7,359	—
Other employee benefits	—	2,542	215
Total	—	24,402	2,202
Anders Hinsby (former CEO)
Salary	—	—	2,424
Bonus	—	—	1,038
Share-based compensation	—	—	294
Other employee benefits	—	—	270
Total	—	—	4,026
Total remuneration to the Executive Management	14,731	33,005	9,947

(1)	includes two times share based compensation. Both sign-on bonus and LTIP 2021 program, both described in note 2.6

Remuneration to Individual Members of Board of Directors	The following table lists Board of Directors remuneration for the years ended December 31:

REMUNERATION TO INDIVIDUAL MEMBERS
OF THE BOARD OF DIRECTORS (DKK 000)
	2021	2020	2019
Georges Gemayel (Chairman of the Board)
Board and committee fees	659	565	470
Ad hoc board fees (1)	1,312	186	—
Travel allowance	30	27	64
Share-based compensation	164	161	28
Total	2,165	939	562
Bo Jesper Hansen (Deputy Chairman of the Board)
Board and committee fees	447	421	395
Ad hoc board fees	—	112	—
Travel allowance	97	34	46
Share-based compensation	68	102	21
Total	612	669	462
Martin Bonde
Board and committee fees	318	276	259
Travel allowance	—	—	—
Share-based compensation	48	73	16
Total	366	349	275
Martijn Kleijwegt
Board and committee fees	161	304	285
Travel allowance	—	35	46
Share-based compensation	25	73	16
Total	186	412	347
Rémi Droller (2)
Board and committee fees	(828)	288	270
Travel allowance	(90)	25	46
Share-based compensation	(89)	73	16
Total	(1,007)	386	332
Sten Verland
Board and committee fees	81	327	309
Travel allowance	—	1	—
Share-based compensation	25	73	16
Total	106	401	325
Anders Hedegaard
Board and committee fees	153	288	270
Travel allowance	—	13	46
Share-based compensation	25	73	16
Total	178	374	332
Catherine Moukheibir
Board and committee fees	353	355	336
Ad hoc boord fees	—	112	—
Travel allowance	—	23	46
Share-based compensation	25	73	16
Total	378	563	398
Carrolee Barlow
Board and committee fees	320	77	—
Travel allowance	—	—	—
Share-based compensation	80	145	—
Total	400	222	—
Stephanie Okey
Board and committee fees	247	—	—
Ad hoc boord fees	107
Share-based compensation	72	—	—
Total	426	—	—
Andrew Mercieca
Board and committee fees	24	—	—
Total	24	—	—
Total remuneration to the Board of Directors	3,834	4,315	3,033
(1)	George Gemayel received ad-hoc fee in connection with a consultancy agreement for support during the interim period until Christophe Bourdon joined as CEO in April 2021
(2)	Rémi Droller resigned effective as of June 30, 2021. At the same time all historical board fee was reversed.

Schedule of Shareholdings by Executive Management and members of Board of Directors

Executive Management and members of the Board of Directors had the following shareholding in Orphazyme A/S for the years ended December 31:

	Number of	Number of	Number of
	shares owned	shares owned	shares owned
	2021	2020	2019
Anders Vadsholt	160,717	143,156	132,595
Christophe Bourdon	—	—	—
Kim Stratton	—	50,600	—
Anders Hinsby (Former CEO)	—	—	209,596

	December 31, 2021			December 31, 2020		December 31, 2019
		Number of	Number of		Number of
MEMBERS OF THE	Number of	Unvested	Unexercised	Number of	Unvested	Number of
BOARD OF DIRECTORS:	shares owned	RSUs 2021	RSUs 2020	shares owned	RSUs 2019	shares owned
Georges Gemayel	100,809	9,222	—	100,809	4,351	97,358
Bo Jesper Hansen	143,234	2,849	—	143,234	2,689	100,545
Martijn Kleijwegt	1,927	—	—	—	1,927	—
Martin Bonde	47,936	2,042	—	47,936	1,927	46,009
Rémi Droller	—	—	—	—	1,927	—
Sten Verland	—	—	—	—	1,927	—
Anders Hedegaard	15,677	—	—	15,677	1,927	13,750
Catherine Moukheibir	9,907	—	—	7,980	1,927	7,980
Carrolee Barlow	—	2,042	—	—	4,391	—

Schedule of Fees to Auditors

The following table presents the fees to our independent registered public accounting firm, EY Godkendt Revisionspartnerselskab (“EY”), recognized in general and administrative expenses in the Statement of Profit or Loss for the years ended December 31.  This note was prepared in accordance with the requirements of the Danish Financial Statements Act:

DKK 000	2021	2020	2019
Audit services	2,743	2,416	2,244
Audit-related services	430	803	882
Other assistance	753	3,795	—
Total fees to auditors	3,926	7,014	3,126